Correction of errors (Details 2) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement [Line Items]
Income before taxation	¥ 58,616	¥ 26,188	¥ 44,376
Credit impairment losses	24,694	66,904	3,580
Interest receivables	7,057	4,933	(19,487)
Net cash generated/(used) by operating activities	15,077	27,942	(56,026)
Net cash (used)/generated by operating activities	15,077	27,266	(70,419)
Net cash used in investing activities	(76)	(18,385)	(14,928)
Share issuance expenses	0	0	15,627
Proceeds received from shareholders' loans	13,000	5,000	52,600
Repayment of shareholder loan	3,000	5,000	42,600
Proceeds received from loans payable	48,142	308,629	363,700
Repayment of loans payable	79,345	414,924	347,800
Net cash generated/(used) by financing activities	¥ (18,462)	¥ (26,795)	10,273
Adjustments [Member]
Statement [Line Items]
Income before taxation			(3,826)
Operating profit before changes in working capital			(3,826)
Interest payable			(731)
Other payable			10,986
Net cash generated/(used) by operating activities			6,429
Net cash (used)/generated by operating activities			6,429
Share issuance expenses			(6,429)
Net cash generated/(used) by financing activities			(6,429)
As Currently Reported [Member]
Statement [Line Items]
Income before taxation			44,376
Credit impairment losses			3,580
Operating profit before changes in working capital			48,397
Interest receivables			(19,487)
Loans receivable			(121,040)	¥ (213,138)
Interest payable			602
Other payable			24,032
Net cash generated/(used) by operating activities			(56,026)	(174,971)
Net cash (used)/generated by operating activities			(70,419)	(196,430)
Net cash used in investing activities			(14,928)
Share issuance expenses			(15,627)
Proceeds received from shareholders' loans			52,600	50,000
Repayment of shareholder loan			(42,600)	(60,000)
Proceeds received from loans payable			363,700	336,240
Repayment of loans payable			(347,800)	(274,990)
Net cash generated/(used) by financing activities			10,273
As Previously Reported [Member]
Statement [Line Items]
Income before taxation			48,202
Credit impairment losses			6,402
Operating profit before changes in working capital			55,045
Interest receivables			(22,309)
Loans receivable			0
Interest payable			1,333
Other payable			13,046
Net cash generated/(used) by operating activities			58,585	38,167
Net cash (used)/generated by operating activities			44,192	16,708
Net cash used in investing activities			(135,968)	(213,138)
Share issuance expenses			(9,198)
Proceeds received from shareholders' loans			14,000	2,000
Repayment of shareholder loan			(4,000)	(2,000)
Proceeds received from loans payable			402,300	384,240
Repayment of loans payable			(386,400)	(332,990)
Net cash generated/(used) by financing activities			16,702
Cash flow from investing activities
Originated loan disbursements (note 30.8)			(397,190)	(446,264)
Repayments of loans from customers (note 30.8)			276,150	233,126
Other Impacts [Member]
Statement [Line Items]
Credit impairment losses			(2,822)
Operating profit before changes in working capital			(2,822)
Interest receivables			2,822
Loans receivable			(121,040)	(213,138)
Net cash generated/(used) by operating activities			(121,040)	(213,138)
Net cash (used)/generated by operating activities			(121,040)	(213,138)
Net cash used in investing activities			121,040	213,138
Proceeds received from shareholders' loans			38,600	48,000
Repayment of shareholder loan			(38,600)	(58,000)
Proceeds received from loans payable			(38,600)	(48,000)
Repayment of loans payable			38,600	58,000
Cash flow from investing activities
Originated loan disbursements (note 30.8)			397,190	446,264
Repayments of loans from customers (note 30.8)			¥ (276,150)	¥ (233,126)